Acquisition	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Acquisition
Note 1
4
: Acquisition
On April 6, 2020, we completed the acquisition of Clearpool Group Inc. (“Clearpool”), a New York-based provider of electronic trading solutions, operating in the United States and Canada, for cash consideration of
US$139 million (CAD$196 million)
plus contingent consideration of approximately
US$8 million (CAD$11 million)

based on meeting certain revenue targets over four years. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our Capital Markets reporting segment.
As part of this acquisition, we acquired intangible assets of
$86
million and goodwill of
$140
million. The intangible assets are being amortized over three to twelve years. Goodwill related to this acquisition is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
Clearpool
Goodwill and intangible assets	226
Other assets	42
Total assets	268
Liabilities	61
Purchase price	207
  The purchase price allocation for Clearpool is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.